Private Placement		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Private Placement Disclosure [Abstract]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

The Company’s Sponsor has agreed to purchase an aggregate of 3,666,667 warrants (or 4,002,383 warrants if the over-allotment option is exercised in full) and LionTree Partners has agreed to purchase an aggregate of 1,333,333 Private Placement Warrants (or 1,447,618 warrants if the underwriters’ over-allotment option is exercised in full) at a price of $1.50 per Private Placement Warrants, for an aggregate purchase price of $7,500,000 (or $8,175,000 if the underwriters’ over-allotment option is exercised in full).

The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or saleable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company (except as described below in Note 7 Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00”) so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the Units being sold in the Proposed Public Offering.

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased 3,666,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, and LionTree Partners LLC purchased 1,333,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $7,500,000, in a private placement. The proceeds from the Private Placement Warrants was added to the proceeds from the IPO held in the Trust Account.

Pursuant to the underwriters’ partial exercise of the over-allotment option on March 10, 2021, the Sponsor purchased an additional 296,793 Private Placement Warrants and LionTree Partners LLC purchased an additional 101,035 Private Placement Warrants.

The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or saleable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company (except as described below in Note 7 Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00) so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the Units being sold in the IPO.